Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	MediWound Ltd.
Entity Central Index Key	0001593984
Document Type	6-K/A
Document Period End Date	Jun. 30, 2020
Amendment Flag	true
Amendment Description	On August 6, 2020, MediWound Ltd. (the “Company”) furnished its interim results for the six months ended June 30, 2020 (the “Interim Results”) on a Report on Form 6-K (the “Form 6-K”). This amendment (the “Amendment”) is being furnished solely to incorporate by reference Exhibits 99.1., 101.INS, 101.SCH, 101.CAL, 101.LAB and 101.PRE herein into the Company’s Registration Statement on Form F-3 (Registration No. 333-230490). There are no other changes to the Form 6-K.
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020